Available-For-Sale Securities	12 Months Ended
Sep. 30, 2012
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

Note 5 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$485,012	$—	$—	$485,012
U.S. government treasuries	93,255	132	—	93,387
Corporate bonds	60,350	573	—	60,923
Government guaranteed debt	32,484	205	—	32,689
U.S. agency securities	27,637	119	—	27,756
Supranational and sovereign debt	11,628	16	—	11,644
Mortgages (including agencies and corporate)	5,780	—	646	5,134
Asset backed obligations	3,800	—	383	3,417
Commercial paper and certificates of deposit	7,656	—	—	7,656

Total(1)	$727,602	$1,045	$1,029	$727,618

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2012, $239,019 of securities were classified as short term interest-bearing investments and $488,599 of securities were classified as cash and cash equivalents.

	As of September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(2)	$869,590	$1,484	$3,585	$867,489

(2)	As of September 30, 2011, $342,099 of securities were classified as short term interest-bearing investments and $525,390 of securities were classified as cash and cash equivalents.

As of September 30, 2012, the unrealized losses were primarily due to credit market conditions and interest rate movements. A significant portion of the unrealized losses has been in a continuous loss position for 12 months or greater. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, an immaterial credit loss was recognized through earnings in fiscal 2012, 2011 and 2010. As of September 30, 2012, temporary unrealized losses of $576 included in accumulated other comprehensive (loss) income, were related to securities for which credit losses were recognized and that were considered other-than-temporarily impaired securities.

The following table presents a cumulative roll forward of credit losses recognized in earnings as of September 30, 2012:

Balance as of October 1, 2010	$1,587
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	289
Reduction of credit loss for securities realized during the period	(1,221)

Balance as of September 30, 2011	728
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	299
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	4
Reduction of credit loss for securities realized during the period	(213)

Balance as of September 30, 2012	$818

As of September 30, 2012, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$620,386
1 to 2 years	54,214
2 to 3 years	42,903
3 to 4 years	374
Thereafter	9,741

$727,618